Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity risk management is an important part of the Company's overall enterprise risk management systems and processes. Our cybersecurity policies, standards, processes and practices are based on the Australian Government (Australian Signals Directorate) Essential 8 Maturity Model framework. The Company’s cybersecurity program utilizes risk assessments for the identification of material cybersecurity risks to critical systems, information, personnel, facilities, and technology environments.

We operate cybersecurity threat intelligence and monitoring programs that utilize third-party tools and services, commercial and open-source threat intelligence to identify and assess threats. Security events are evaluated and prioritized for response and remediation.

We conduct regular internal workforce training and awareness programs, perform internal testing and assessments of controls where appropriate, and periodically engage external service providers and consultants to conduct assessments, evaluations, and penetration testing activities.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Company’s cybersecurity program utilizes risk assessments for the identification of material cybersecurity risks to critical systems, information, personnel, facilities, and technology environments.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board has delegated to the Audit and Risk Committee the responsibility of exercising oversight of our cybersecurity risk management as part of the overall enterprise risk management framework.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board has delegated to the Audit and Risk Committee the responsibility of exercising oversight of our cybersecurity risk management as part of the overall enterprise risk management framework. Our broader risk management process is led by our General Counsel. Our CFO and IT Steering Committee provide updates to the Audit and Risk Committee regarding our cybersecurity risk management program as appropriate.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The full Board receives updates from the Audit and Risk Committee and management regarding our cybersecurity program as appropriate.
Cybersecurity Risk Role of Management [Text Block]	Our cybersecurity program is led by the Chief Financial Officer and the IT Steering Committee with oversight by the Audit and Risk Committee of the Board and executive management. The IT Steering Committee includes our Chief Financial Officer (“CFO”), Chief Technology Officer (“CTO”), the Information Technology team and relevant cross-functional leaders in the business.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity program is led by the Chief Financial Officer and the IT Steering Committee with oversight by the Audit and Risk Committee of the Board and executive management. The IT Steering Committee includes our Chief Financial Officer (“CFO”), Chief Technology Officer (“CTO”), the Information Technology team and relevant cross-functional leaders in the business
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CFO and CTO have served in various roles requiring risk management expertise and are supported by IT professionals (both internal and external to the organization) with relevant experience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The IT Steering Committee receives and reviews regular reporting on the Company’s cyber security posture, threat environment and cyber security incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true